LOANS AND RECEIVABLES FROM BANKS (Details 1) - Loans And Receivables From Banks, Net [Member] - Provisions for Loan Losses [Member] - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets [line items]
Balances at beginning	$ (212)	$ (70)
Write-offs
Established provisions	(226)	(307)
Integration Itau Corpbanca		(120)
Provision released	209	286
Impairment
Exchange differences	21	(1)
Balances at end	(208)	(212)
Local Banks [Member]
Disclosure of financial assets [line items]
Balances at beginning		(17)
Write-offs
Established provisions		(29)
Integration Itau Corpbanca
Provision released		46
Impairment
Exchange differences
Balances at end
Foreign Banks [Member]
Disclosure of financial assets [line items]
Balances at beginning	(212)	(53)
Write-offs
Established provisions	(226)	(278)
Integration Itau Corpbanca		(120)
Provision released	209	240
Impairment
Exchange differences	21	(1)
Balances at end	$ (208)	$ (212)